Costs and Operating Expenses - Summary of Cost and Operating Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
COSTS AND OPERATING EXPENSES	₸ (891,486)	₸ (550,018)	₸ (356,020)
Interest expenses	(478,010)	(278,676)	(171,491)
Transaction expenses	(27,470)	(22,188)	(16,542)
Cost of goods and services	(166,356)	(82,747)	(56,829)
Technology & product development	(88,657)	(60,807)	(44,388)
Sales & marketing	(21,891)	(25,618)	(8,702)
General & administrative expenses	(29,468)	(24,772)	(23,685)
Provision expenses	₸ (79,634)	₸ (55,210)	₸ (34,383)